PROPERTY, PLANT, AND EQUIPMENT AND RIGHT-OF-USE ASSETS	12 Months Ended
Mar. 31, 2026
Property Plant And Equipment And Right-of-use Assets
PROPERTY, PLANT, AND EQUIPMENT AND RIGHT-OF-USE ASSETS

NOTE 10. PROPERTY, PLANT, AND EQUIPMENT AND RIGHT-OF-USE ASSETS

The table below presents the carrying value of property, plant, and equipment, equipment deposits, and right-of-use assets (in thousands):

COST	GPUs	GPU Deposits	Right-of-Use Asset	Total
As of March 31, 2024	$—	$—	$84	$84
Fixed asset additions	—	—	—	—
Fixed asset disposals	—	—	(84)	(84)
As of March 31, 2025	$—	$—	$—	$—
Fixed asset additions	1,373	9,308	516	11,197
Fixed asset disposals	—	—	—	—
As of March 31, 2026	$1,373	$9,308	$516	$11,197

ACCUMULATED DEPRECIATION	GPUs	GPU Deposits	Right-of-Use Asset	Total
As of March 31, 2024	$—	$—	$(40)	$(40)
Fixed asset depreciation	—	—	(44)	(44)
Fixed asset disposals	—	—	84	84
As of March 31, 2025	$—	$—	$—	$—
Fixed asset depreciation	(90)	—	(103)	(193)
Fixed asset disposals	—	—	—	—
As of March 31, 2026	$(90)	$—	$(103)	$(193)

CARRYING AMOUNT	GPUs	GPU Deposits	Right-of-Use Asset	Total
As of March 31, 2025	$—	$—	$—	$—
As of March 31, 2026	$1,283	$9,308	$413	$11,004

Refer to Note 15 for additional information on the Company’s office lease.